CONCENTRATION OF RISKS (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration of risk	57.06%	58.03%
Major Customer [Member]
Concentration of risk	10.00%	10.00%
Major Suppliers [Member]
Concentration of risk	10.00%